RELATED PARTIES - Director And Other Key Management Personnel (Details)		12 Months Ended
	Apr. 01, 2022 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) ZAR (R)	Dec. 31, 2020 USD ($) ZAR (R)
Disclosure of transactions between related parties [line items]
Single total figure of remuneration | $			$ 2,151,200	$ 2,151,000	$ 1,485,000
Convenience conversation average exchange rate USD/ZAR)		16.3655		14.7842	16.4506
Executive Directors
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		R 143,418,000	8,764,000	$ 5,636,000	$ 3,138,000
Total cash equivalent received reconciliation		89,035,000	5,441,000	3,704,000	4,278,000
Executive Directors | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		3,052,000
Executive Directors | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		28,521,000
A Calderon
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		116,008,000	7,089,000	2,761,000	0
Total cash equivalent received reconciliation		40,385,000	2,468,000	1,375,000	0
A Calderon | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		0
A Calderon | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		26,185,000
KC Ramon
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		27,410,000	1,675,000	2,875,000	3,138,000
Total cash equivalent received reconciliation		48,650,000	2,973,000	2,329,000	4,278,000
KC Ramon | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		3,052,000
KC Ramon | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		2,336,000
Total prescribed officers
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		234,266,000	14,314,000	14,289,000	14,490,000
Total cash equivalent received reconciliation		152,665,000	9,328,000	13,897,000	16,337,000
Total prescribed officers | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		15,079,000
Total prescribed officers | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		38,850,000
L Ali
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		47,610,000	2,909,000	0	0
Total cash equivalent received reconciliation		13,276,000	811,000	0	0
L Ali | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		0
L Ali | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		7,620,000
SD Bailey
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		30,298,000	1,851,000	1,673,000	2,019,000
Total cash equivalent received reconciliation		22,858,000	1,397,000	1,365,000	1,508,000
SD Bailey | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		5,037,000
SD Bailey | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		2,977,000
I Boninelli
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		1,510,000	92,000	605,000	0
Total cash equivalent received reconciliation		5,601,000	342,000	328,000	0
I Boninelli | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		1,507,000
I Boninelli | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		0
TJ Briggs
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		33,621,000	2,054,000	0	0
Total cash equivalent received reconciliation		6,124,000	374,000	0	0
TJ Briggs | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		0
TJ Briggs | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		5,073,000
VA Chamberlain
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		4,547,000	278,000	606,000	0
Total cash equivalent received reconciliation		15,252,000	932,000	288,000	0
VA Chamberlain | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		1,058,000
VA Chamberlain | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		225,000
L Eybers
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		40,794,000	2,493,000	2,291,000	2,686,000
Total cash equivalent received reconciliation		32,982,000	2,015,000	2,039,000	3,756,000
L Eybers | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		0
L Eybers | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		10,986,000
MC Godoy
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		37,972,000	2,320,000	2,857,000	0
Total cash equivalent received reconciliation		32,404,000	1,980,000	471,000	0
MC Godoy | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		0
MC Godoy | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		9,821,000
I Kramer
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		9,919,000	606,000	598,000	468,000
Total cash equivalent received reconciliation		7,605,000	465,000	536,000	98,000
I Kramer | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		2,167,000
I Kramer | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		0
L Marwick
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		27,995,000	1,711,000	1,433,000	1,241,000
Total cash equivalent received reconciliation		16,563,000	1,012,000	948,000	231,000
L Marwick | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		5,310,000
L Marwick | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		2,148,000
Exited prescribed officers
Disclosure of transactions between related parties [line items]
Single total figure of remuneration		0	0	4,226,000	8,076,000
Total cash equivalent received reconciliation		0	$ 0	$ 7,922,000	$ 10,744,000
Exited prescribed officers | SA rand
Disclosure of transactions between related parties [line items]
Base Salary		0
Exited prescribed officers | USD/AUD denominated
Disclosure of transactions between related parties [line items]
Base Salary		0
DSP Awards, Unvested | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(87,731,000)
DSP Awards, Unvested | A Calderon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(83,180,000)
DSP Awards, Unvested | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(4,551,000)
DSP Awards, Unvested | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(133,716,000)
DSP Awards, Unvested | L Ali
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(20,092,000)
DSP Awards, Unvested | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(20,882,000)
DSP Awards, Unvested | I Boninelli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
DSP Awards, Unvested | TJ Briggs
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(13,060,000)
DSP Awards, Unvested | VA Chamberlain
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
DSP Awards, Unvested | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(28,281,000)
DSP Awards, Unvested | MC Godoy
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(25,282,000)
DSP Awards, Unvested | I Kramer
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(6,899,000)
DSP Awards, Unvested | L Marwick
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(19,220,000)
DSP Awards, Unvested | Exited prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | A Calderon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(33,548,000)
Sign-on awards granted | L Ali
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R (19,111,000)	(19,111,000)
Sign-on awards granted | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | I Boninelli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | TJ Briggs
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R (14,437,000)	(14,437,000)
Vesting period	3 years
Sign-on awards granted | VA Chamberlain
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | MC Godoy
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | I Kramer
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | L Marwick
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Sign-on awards granted | Exited prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Deferred Share Plan (DSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(87,731,000)
Settlement fair value		17,508,000
Deferred Share Plan (DSP) | A Calderon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(83,180,000)
Settlement fair value		7,557,000
Deferred Share Plan (DSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(4,551,000)
Settlement fair value		9,951,000
Deferred Share Plan (DSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(136,380,000)
Settlement fair value		26,567,000
Deferred Share Plan (DSP) | L Ali
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(20,092,000)
Settlement fair value		0
Deferred Share Plan (DSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(20,882,000)
Settlement fair value		4,965,000
Deferred Share Plan (DSP) | I Boninelli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Settlement fair value		4,091,000
Deferred Share Plan (DSP) | TJ Briggs
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(13,060,000)
Settlement fair value		0
Deferred Share Plan (DSP) | VA Chamberlain
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(2,664,000)
Settlement fair value		2,944,000
Deferred Share Plan (DSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(28,281,000)
Settlement fair value		6,516,000
Deferred Share Plan (DSP) | MC Godoy
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(25,282,000)
Settlement fair value		1,594,000
Deferred Share Plan (DSP) | I Kramer
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(6,899,000)
Settlement fair value		2,184,000
Deferred Share Plan (DSP) | L Marwick
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		(19,220,000)
Settlement fair value		4,273,000
Deferred Share Plan (DSP) | Exited prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Settlement fair value		R 0
Deferred Share Plan (DSP) | Minimum
Disclosure of transactions between related parties [line items]
Vesting period		3 years	3 years
Deferred Share Plan (DSP) | Maximum
Disclosure of transactions between related parties [line items]
Vesting period		5 years	5 years
BSP, CIP, DSP and LTIP share awards settled | Executive Directors
Disclosure of transactions between related parties [line items]
Grant fair value		R 12,666,000
Market movement since grant date		3,174,000
Vesting fair value		15,840,000
BSP, CIP, DSP and LTIP share awards settled | A Calderon
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
BSP, CIP, DSP and LTIP share awards settled | KC Ramon
Disclosure of transactions between related parties [line items]
Grant fair value		12,666,000
Market movement since grant date		3,174,000
Vesting fair value		15,840,000
BSP, CIP, DSP and LTIP share awards settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value		31,533,000
Market movement since grant date		4,574,000
Vesting fair value		36,107,000
BSP, CIP, DSP and LTIP share awards settled | L Ali
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
BSP, CIP, DSP and LTIP share awards settled | SD Bailey
Disclosure of transactions between related parties [line items]
Grant fair value		7,101,000
Market movement since grant date		1,376,000
Vesting fair value		8,477,000
BSP, CIP, DSP and LTIP share awards settled | I Boninelli
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
BSP, CIP, DSP and LTIP share awards settled | TJ Briggs
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
BSP, CIP, DSP and LTIP share awards settled | VA Chamberlain
Disclosure of transactions between related parties [line items]
Grant fair value		7,908,000
Market movement since grant date		(147,000)
Vesting fair value		7,761,000
BSP, CIP, DSP and LTIP share awards settled | L Eybers
Disclosure of transactions between related parties [line items]
Grant fair value		11,177,000
Market movement since grant date		2,776,000
Vesting fair value		13,953,000
BSP, CIP, DSP and LTIP share awards settled | MC Godoy
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
BSP, CIP, DSP and LTIP share awards settled | I Kramer
Disclosure of transactions between related parties [line items]
Grant fair value		2,196,000
Market movement since grant date		205,000
Vesting fair value		2,401,000
BSP, CIP, DSP and LTIP share awards settled | L Marwick
Disclosure of transactions between related parties [line items]
Grant fair value		3,151,000
Market movement since grant date		364,000
Vesting fair value		3,515,000
BSP, CIP, DSP and LTIP share awards settled | Exited prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | Executive Directors
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | A Calderon
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | KC Ramon
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value		19,966,000
Market movement since grant date		3,023,000
Vesting fair value		22,989,000
Sign-on shares settled | L Ali
Disclosure of transactions between related parties [line items]
Grant fair value		6,246,000
Market movement since grant date		(1,377,000)
Vesting fair value		4,869,000
Sign-on shares settled | SD Bailey
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | I Boninelli
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | TJ Briggs
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | VA Chamberlain
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | L Eybers
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | MC Godoy
Disclosure of transactions between related parties [line items]
Grant fair value		13,720,000
Market movement since grant date		4,400,000
Vesting fair value		18,120,000
Sign-on shares settled | I Kramer
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | L Marwick
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		0
Sign-on shares settled | Exited prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value		0
Market movement since grant date		0
Vesting fair value		R 0
Sign-on shares settled | Minimum
Disclosure of transactions between related parties [line items]
Vesting period		2 years	2 years
Sign-on shares settled | Maximum
Disclosure of transactions between related parties [line items]
Vesting period		3 years	3 years